Other Intangible Assets - Other Intangible Assets (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Disposal group including discontinued operation intangible assets net	$ 53